SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of share-based compensation expenses
The share-based compensation expenses for the Company were recognized as follows:

	Year Ended December 31,
	2021	2020
Share-based compensation expenses	$438	$1,200
Less: share-based compensation expenses capitalized in construction in progress	—	(409)

Share-based compensation expenses recognized in General and administrative expenses	$438	$791